Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2026
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consist of the following:

	March 31, 2026	March 31, 2025
Motor vehicles	$133,950	$43,809
Leasehold improvements	44,850	—
Electronic equipment	92,851	79,992
At cost:	271,651	123,801
Less: Accumulated depreciation	(93,287)	(56,718)
Less: Accumulated impairment losses	(36,052)	—
Total	$142,312	$67,083